Risk/Return Detail Data - StrategicAdvisersShortDurationFund-PRO	Sep. 15, 2025
StrategicAdvisersShortDurationFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theStrategic Advisers® Short Duration FundJuly 30, 2025Prospectus
Strategy Narrative [Text Block]	Normally investing in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Allocating assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
Document Type	497
Registrant Name	Fidelity Rutland Square Trust II